Subsequent events - Public Delisting Purchase Offer (Details) - Public Delisting Purchase Offer To Shareholders - Biotest AG	Mar. 31, 2025 € / shares
Disclosure of non-adjusting events after reporting period [line items]
Offer price per common share	€ 43
Offer price per preferred share	€ 30
Threshold Maximum Number Of Days For Cancellation Of Trading On Frankfurt Securities Exchange	10 days